APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Growth Trust
	Two International Place
	Boston, Massachusetts  02110

2.The name of each series or class of
securities for which this
Form is filed (state "All Series" if Form is being filed for all series):

	Eaton Vance Atlanta Capital Focused
 Growth Fund
	Eaton Vance Atlanta Capital Select Equity Fund
	Eaton Vance Atlanta Capital SMID-Cap Fund

3. Investment Company Act File Number:
				811-01241

    Securities Act File Number:
				002-22019


4(a). Last day of fiscal year for which this Form is filed:

				9/30/2018


4(b). Is this Form is being filed late (i.e.,
 more than 90 days after the
end of the issuer's fiscal year)?
				Yes

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the

fiscal year pursuant to section 24(f):

$	$3,639,000,947

(ii)  Aggregate price of securities redeemed or

repurchased during the fiscal year:
$	$3,006,573,707

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
$	$0

(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:
$	$3,006,573,707

(v)    Net sales - if item 5(i)
 is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	$632,427,240

(vi)   Redemption credits available
for use in future years -
if item 5(i) is less than item 5(iv)
 [subtract item
5(iv) from item 5(i)]:
$	$0

(vii)  Multiplier for determining registration
 fee (See Instructions C.9):
x	0.0001212

(viii) Registration fee due
[multiply Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):
=	$76,650.18


6. Prepaid Shares

If the response to item 5(i) was determined
by deducting an amount
of securities that were registered under
the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
[effective date of recession of
rule 24e-2], then report the amount of
ecurities (number of shares or
other units) deducted here:
$0.00

If there is a number of shares or other
 units that were registered pursuant
to rule 24e-2 remaining unsold at the
 end of the fiscal year for which this
Form is filed that are available for
 use by the issuer in future fiscal years,
then state that number here:
$0.00


7. Interest due - if this Form
is being filed more than 90 days after the end
of the issuer's fiscal year
 (See Instruction D):
$508.20


8. Total of the amount of the registration
fee due plus any interest
due [line 5(viii) plus line 7]:
$77,158.38


9. Date the registration fee and any
 interest payment was sent to
the Commission's lockbox depository:

12/31/2018
Method of delivery:
Wire Transfer		X
		Mail or other means

Signatures

This report has been signed below by
the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Daniel Saltus
Vice President at Eaton Vance Management

Date: 12/31/2019